Put option liability (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022	Nov. 29, 2021	Oct. 19, 2021	May 10, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Less current portion	$ (3,675)	$ (6,336)
Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	3,675	6,336
Less current portion	(3,675)	(6,336)
Fab Nutrition, LLC (FABCBD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total					$ 3,722
Fab Nutrition, LLC (FABCBD) | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total		763
Enigmaa Ltd. (Blessed CBD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total				$ 4,323
Enigmaa Ltd. (Blessed CBD) | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	1,490	2,899
Nuleaf Naturals, LLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total			$ 8,326
Nuleaf Naturals, LLC | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	$ 2,185	$ 2,674